Related-party transactions (Tables)	12 Months Ended
Mar. 31, 2020
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Summary of Related-party Transactions and Balances Included in Consolidated Financial Statements
The following table summarizes related-party transactions and balances included in the consolidated financial statements for the year ended/as at March 31, 2020:

	Associates and its subsidiaries		Joint ventures		Joint operations		Tata Sons Pvt Ltd, its subsidiaries and joint ventures		Total		Total
	(In millions)
Purchase of products	Rs.	17,362.6	Rs.	7.9	Rs.	27,814.7	Rs.	426.7	Rs.	45,611.9	US$	602.8
Sale of products		1,870.7		19,519.2		6,810.3		8,475.5		36,675.7		484.7
Services received		228.9		41.6		8.0		15,601.5		15,880.0		209.9
Services rendered		165.4		9,595.8		49.3		814.6		10,625.1		140.4
Acceptances		—		—		—		31,485.2		31,485.2		416.1
Purchase of property, plant and equipment		810.0		—		—		23.7		833.7		11.0
Sale of property, plant and equipment		21.8		—		—		953.0		974.8		12.9
Interest (income)/expense, dividend (income)/paid, (net)		(135.8)		(6,064.3)		40.9		293.8		(5,865.4)		(77.5)
Finance given (including loans and equity)		—		6,181.7		—		—		6,181.7		81.7
Finance given, taken back (including loans and equity)		—		—		—		35.0		35.0		0.5
Finance taken (including loans and equity)		1,040.0		—		—		45,613.6		46,653.6		616.6
Finance taken, paid back (including loans and equity)		810.0		—		—		8,583.4		9,393.4		124.1
Assets Taken on Lease		—		—		1,138.3		—		1,138.3		15.0
Repayment towards lease liability		—		—		18.3		—		18.3		0.2
Amounts receivable in respect of loans and interest thereon		—		251.3		—		41.8		293.1		3.9
Amounts payable in respect of loans and interest thereon		460.0		—		—		19.3		479.3		6.3
Amount payable in respect of Lease Liability		—		—		1,120.0		—		1,120.0		14.8
Trade and other receivables		274.5		6,286.6		—		1,892.3		8,453.4		111.7
Accounts payable		2,726.1		31.9		2,695.9		1,581.7		7,035.6		93.0
Acceptances		—		—		—		769.0		769.0		10.2
Provision for amount receivables		—		251.2		—		—		251.2		3.3

The following table summarizes related-party transactions and balances included in the consolidated financial statements for the year ended/as at March 31, 2019:

	Associates and its subsidiaries		Joint ventures		Joint operations		Tata Sons Pvt Ltd, its subsidiaries and joint ventures		Total
		(In millions)
Purchase of products	Rs.	23,691.0	Rs.	24.6	Rs.	39,407.7	Rs.	2,028.0	Rs.	65,151.3
Sale of products		3,284.0		29,465.5		8,253.2		8,281.0		49,283.7
Services received		462.0		11.3		—		18,668.0		19,141.3
Services rendered		217.0		7,653.2		60.4		1,163.0		9,093.6
Acceptances		—		—		—		54,937.8		54,937.8
Purchase of property, plant and equipment		135.0		—		—		8.0		143.0
Purchase of investments		72.0		—		—		—		72.0
Sale of investments		—		—		—		5,333.5		5,333.5
Interest (income)/expense, dividend (income)/paid, (net)		(124.0)		(1,991.3)		(262.2)		231.0		(2,146.5)
Loans given		—		57.5		—		—		57.5
Loans taken		1,770.0		—		—		—		1,770.0
Loans repaid by us		2,100.0		—		—		—		2,100.0
Amounts receivable in respect of loans and interest thereon		—		37.5		—		38.0		75.5
Amounts payable in respect of loans and interest thereon		230.0		—		—		36.0		266.0
Trade and other receivables		556.0		1,321.5		—		1,988.0		3,865.5
Accounts payable		3,043.0		25.9		2,461.2		3,729.0		9,259.1
Acceptances		—		—		—		691.3		691.3

The following table summarizes related-party transactions and balances included in the consolidated financial statements for the year ended/as at March 31, 2018:

	Associates and its subsidiaries		Joint ventures		Joint operations		Tata Sons Pvt Ltd, its subsidiaries and joint ventures		Total
		(In millions)
Purchase of products	Rs.	26,057.0	Rs.	—	Rs.	31,631.0	Rs.	1,713.0	Rs.	59,401.0
Sale of products		2,016.0		60,082.1		5,454.9		7,091.0		74,644.0
Services received		89.0		5,500.9		1.6		17,353.0		22,944.5
Services rendered		190.0		12,077.2		43.4		241.0		12,551.6
Acceptances		—		—		—		41,350.3		41,350.3
Purchase of property, plant and equipment		624.0		—		—		2.0		626.0
Purchase of investments		—		25.0		—		—		25.0
Interest (income)/expense, dividend (income)/paid, (net)		(95.0)		(17,644.9)		(46.0)		263.0		(17,522.9)
Loans taken		4,890.0		—		—		—		4,890.0
Loans repaid by us		4,890.0		—		—		—		4,890.0
Amounts receivable in respect of loans and interest thereon		—		—		—		40.0		40.0
Amounts payable in respect of loans and interest thereon		560.0		—		—		48.0		608.0
Trade and other receivables		633.0		10,371.4		0.7		1,511.0		12,516.1
Accounts payable		1,496.0		2.5		1,848.8		3,357.0		6,704.3
Acceptances		—		—		—		2,201.6		2,201.6
Deposit given as security		—		—		—		30.0		30.0

Summary of Compensation and Other Transactions with Key Management Personnel
Compensation of key management personnel:

	Year ended March 31,
	2020		2020		2019		2018
	(In millions)
Short-term benefits	US$	8.6	Rs.	650.7	Rs.	633.9	Rs.	798.4
Post-employment benefits*		1.0		75.6		54.6		17.6
Share based payment		0.1		6.2		4.4		—

*	Excludes provision for encashable leave and gratuity for certain key management personnel as a separate actuarial valuation is not available.